Investments accounted for using equity method (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Balance at the beginning of year	$ 142,017,781	$ 99,270,280
Other payments to acquire interests in joint ventures	13,549,638	59,505,559
Participation in the joint ventures and associates (loss)	(16,431,759)	(10,815,520)	$ (8,914,097)
Capital decrease	(11,200,000)	0
Dividends received	(614,591)	(423,994)
Business combinations	(241,885)	(14,144,241)
Others	9,018,878	8,625,697
Total	$ 136,098,062	$ 142,017,781	$ 99,270,280